DESCRIPTION OF PLAN	12 Months Ended
Sep. 30, 2025
EBP 101
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Emerson Electric Co. Retirement Savings Plan (the Plan) provides only general information. Participants should refer to the Plan prospectus, the Plan document and the Plan's summary plan description for additional information.
General
The Plan is a defined contribution plan sponsored by Emerson Electric Co. (Emerson or the Company), subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA). In general, any non-excludable employee of a Company business unit which participates in the Plan and who is a member of a collective bargaining unit that participates in the Plan is eligible to participate. The Management Review Committee is responsible for oversight and administrative responsibility for the investment management and funding of the Plan.
Participant Accounts
The Plan maintains a separate account for each participant. Within the account, the participant's interest in each of the Plan's investments is recorded for participant contributions, Company contributions, and any dividends, investment earnings or losses.
Contributions
Eligible participants may generally elect to have up to 40% of compensation, in increments of 1%, contributed to the Plan. Contributions may be made on a pre-tax, after-tax, or Roth basis, as elected by the participant and subject to certain ERISA, Internal Revenue Code (Code), and Plan limitations. New employees are automatically enrolled in the Plan after 45 days with an initial employee contribution rate of 6% of pre-tax eligible compensation.  These automatic contributions are invested in an age appropriate Vanguard Target Retirement Trust, unless any such participant makes an election to affirmatively opt out in accordance with procedures established by the Company. In addition, participants have the ability to set an automatic annual increase of their elective deferrals. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans.

The Company may make discretionary matching contributions equal to a percentage of a portion of each participant's contribution, as well as discretionary nonelective contributions. Certain participants who are not eligible for or are no longer accruing benefits in the Company’s principal U.S. defined benefit plan receive a nonelective Company contribution and increased match each year in the Plan. Unvested Company contributions forfeited by terminated employees are allocated to reduce future Company contributions except to the extent the Company chooses to fund Company contributions from its own assets; any remaining forfeiture amounts may be used to pay Plan expenses. Forfeitures of $280,498 and $985,923 were used to reduce Company contributions in 2025 and 2024, respectively. Forfeitures used to pay Plan expenses were insignificant in both years. Net Assets Available for Benefits included unallocated forfeitures of $441,265 and $555,348 as of September 30, 2025 and 2024, respectively.
For purposes of these financial statements, references to "Company contributions" or contributions by the "Company" under the Plan include contributions made by the Company and by its affiliates that are participating employers in the Plan.
Vesting
Participant contributions and any related dividends, earnings and losses are always 100% vested. Company matching contributions and any related dividends, earnings or losses generally vest at the rate of 20% per year of service for the first 5 years for most employees. The nonelective Company contributions cliff vest after 3 years. All amounts fully vest upon attaining retirement age (age 55), or due to death, total and permanent disability, or termination of the Plan.
Investment Options
Participants designate the portion of their total contribution to be invested in the various Plan investment funds in 1% increments. Participants may change their investment elections at any time, and transfer any part of an existing account balance to any other available investment fund, as permitted by Plan and fund policies. Transfers are made in 1% increments. A maximum of 6 transfers may be made per quarter. No advance notice is required for transfers. Effective January 1, 2025, employees are no longer permitted to invest new contributions or reallocate other Plan funds to the Emerson Common Stock Fund and Company matching or other contributions are no longer made to that fund. Certain other restrictions exist on transfers into or out of the Emerson Common Stock Fund by the Company's executive officers.
The Company’s matching contributions are invested according to the participant’s actual or default investment allocation for elective contributions, provided that no new elective or Company contributions may be made to the Emerson Common Stock Fund effective January 1, 2025. Participants are allowed to immediately transfer any Company matching contributions to other funds offered in the Plan other than the Emerson Common Stock Fund, subject to the number of allowed fund transfers within a quarter.

Notes Receivable from Participants
Participants can borrow from the Plan at a rate of 1% over the Prime Rate on the date of borrowing as received by Vanguard from Reuters. Notes are secured by the balance in the participant’s account, with payment terms generally between one and four years. With certain exceptions, participants can borrow the lesser of 50% of their vested account balance or $50,000, reduced by the highest outstanding note balance during the prior 12 months. Notes are not issued to participants who already have a note outstanding. Participant notes are valued at amortized cost plus accrued interest. Under ERISA guidelines, certain delinquent notes are deemed to be distributed for Internal Revenue Service (IRS) Form 5500 reporting.
Benefit Payments
Upon a participant's retirement after age 55, death, disability or other termination of employment with the Company, the entire vested balance in the participant's account is available for distribution. Each participant's distribution under the Plan is payable as a lump sum, installments or other forms of payment retained from prior plans. Partial distributions (up to one per month) are permitted with a minimum amount of $100. Participants may elect to receive a lump sum distribution entirely in cash, or in a combination of cash and shares of Emerson common stock. Distribution of vested account balances of at least $7,000 may be deferred by separated employees until age 72 or 73, dependent on the date in which a participant reaches such age as is more fully described in the Setting Every Community Up for Retirement Enhancement (SECURE) 2.0 Act of 2022, at which time required minimum distributions under ERISA must begin.
Participants who are actively employed by the Company may withdraw all or a portion of their after-tax contributions, vested employer contributions, and amounts transferred or rolled-over from another plan qualified under Section 401 of the Code. If a participant is at least age 59½, all contributions in the Plan can be withdrawn. Roth 401(k) withdrawals must fulfill the five year participation period for earnings to be distributed tax-free.
Actively employed participants may request, subject to approval, a withdrawal of all or a portion of their pre-tax or Roth contributions subject to demonstration of substantial financial hardship. If, prior to December 31, 2020, a participant requested a coronavirus-related distribution of up to $100,000 under the Coronavirus Aid, Relief, and Economic Security (CARES) Act enacted in March 2020, the Plan permits repayment of such distributions for up to three years following such distribution in accordance with the CARES Act.